Leases - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Presentation of Leases for Lessee [Line Items]
Cash outflow for leases	$ 1,600	$ 1,300	$ 1,300
Initial term of lease			5 years
Renewal option of additional term of lease			5 years
Utrecht
Presentation of Leases for Lessee [Line Items]
Right-of-use assets	200		$ 7,400
Oss
Presentation of Leases for Lessee [Line Items]
Right-of-use assets		$ 3,700
Initial term of lease		5 years
Victoria
Presentation of Leases for Lessee [Line Items]
Right-of-use assets	$ 600	$ 3,500
Initial term of lease	5 years	10 years
Victoria
Presentation of Leases for Lessee [Line Items]
Right-of-use assets		$ 3,500
Initial term of lease		10 years
BioStrand
Presentation of Leases for Lessee [Line Items]
Right-of-use assets	$ 70
Initial term of lease	5 years
BioStrand
Presentation of Leases for Lessee [Line Items]
Right-of-use assets	$ 70
Initial term of lease	5 years
BioStrand
Presentation of Leases for Lessee [Line Items]
Right-of-use assets	$ 67
Initial term of lease	5 years